Income Taxes (Details Textual) $ in Millions	1 Months Ended
Dec. 20, 2017 USD ($)
Income Taxes (Textual)
Corporate tax rate	$ 10
Corporate tax rate, description	The act replaced the prior-law graduated corporate tax rate, which taxed income over $10 million at 35%, with a flat rate of 21%.